UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03129

Morgan Stanley Natural Resource Development Securities Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	February 28, 2006

Date of reporting period:	November 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Natural Resource Development Securities Inc.

Portfolio of Investments November 30, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.5%)
	Basic Energy (50.5%)
	Integrated Oil (17.0%)
80,000	BP PLC (ADR) (United Kingdom)	5,267,200
162,900	Chevron Corp.	9,335,799
130,000	ConocoPhillips	7,866,300
120,000	Exxon Mobil Corp.	6,963,600
95,400	Suncor Energy, Inc. (Canada)	5,427,306
67,300	Total S.A. (ADR) (France)	8,391,637
		43,251,842
	Oil & Gas Pipelines (4.6%)
50,000	Kinder Morgan, Inc.	4,530,000
335,000	Williams Companies, Inc. (The)	7,202,500
		11,732,500
	Oil & Gas Production (19.7%)
32,200	Anadarko Petroleum Corp.	2,917,642
55,800	Apache Corp.	3,642,624
180,000	Chesapeake Energy Corp.	5,211,000
60,000	Devon Energy Corp.	3,612,000
90,000	EOG Resources, Inc.	6,457,500
105,000	Occidental Petroleum Corp.	8,326,500
60,750	Quicksilver Resources Inc.*	2,299,995
182,800	Ultra Petroleum Corp. (Canada)*	9,830,984
195,000	XTO Energy Inc.	7,934,550
		50,232,795
	Oil Refining/Marketing (9.2%)
120,000	Marathon Oil Corp.	7,114,800
37,800	Sunoco, Inc.	2,918,160
120,200	Tesoro Corp.	6,619,414
70,600	Valero Energy Corp.	6,791,720
		23,444,094

	Total Basic Energy	128,661,231

	Energy Development & Technology (30.8%)
	Contract Drilling (13.8%)
165,000	ENSCO International Inc.	7,814,400
103,700	GlobalSantaFe Corp. (Cayman Islands)	4,703,832
100,000	Nabors Industries, Ltd. (Bermuda)*	7,001,000
54,800	Noble Corp. (Cayman Islands)	3,949,436
50,000	Patterson-UTI Energy, Inc.	1,562,000
65,000	Pride International, Inc.*	1,936,350
105,000	Rowan Companies, Inc.	3,767,400
70,000	Transocean Inc. (Cayman Islands)*	4,468,800
		35,203,218
	Oilfield Services/Equipment (17.0%)
103,700	Baker Hughes Inc.	5,947,195
234,000	BJ Services Co.	8,576,100
150,000	Halliburton Co.	9,547,500
80,000	National OilwellVarco, Inc.*	4,849,600
85,000	Schlumberger Ltd. (Netherlands Antilles)	8,137,050
170,000	Smith International, Inc.	6,424,300
		43,481,745

	Total Energy Development & Technology	78,684,963

	Industrial Services (0.3%)
	Engineering & Construction
29,300	Chicago Bridge & Iron Company N.V. (Netherlands)	758,577

	Metals & Basic Materials (16.9%)
	Aluminum (2.1%)
197,500	Alcoa, Inc.	5,413,475

	Chemicals: Major Diversified (1.0%)
55,000	Dow Chemical Co. (The)	2,488,750

	Chemicals: Specialty (4.0%)
102,000	Shin-Etsu Chemical Co., Ltd. (Japan) (a)	5,262,397
776,000	Sumitomo Chemical Co., Ltd. (Japan) (a)	4,815,663
		10,078,060
	Coal (2.5%)
80,000	Peabody Energy Corp.	6,308,800

	Other Metals/Minerals (1.0%)
19,300	Phelps Dodge Corp.	2,618,431

	Precious Metals (2.7%)
50,000	Freeport-McMoRan Copper & Gold, Inc. (Class B)	2,605,500
93,900	Newmont Mining Corp.	4,330,668
		6,936,168
	Pulp & Paper (3.6%)
54,200	Georgia-Pacific Corp.	2,563,118
211,700	International Paper Co.	6,674,901
		9,238,019

	Total Metals & Basic Materials	43,081,703

	Total Common Stocks (Cost $146,859,957)	251,186,474

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (1.3%)
	Repurchase Agreement
$3,213	Joint repurchase agreement account 4.005% due 12/01/05 (dated 11/30/05; proceeds $3,213,357) (b) (Cost $3,213,000)		3,213,000

	Total Investments (Cost $150,072,957) (c)	99.8%	254,399,474

	Other Assets in Excess of Liabilities	0.2	527,413

	Net Assets	100.0%	$254,926,887

ADR                       American Depositary Receipt.

*                                         Non-income producing security.

(a)                               Securities with total market value equal to $10,078,060 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(b)                               Collateralized by federal agency and U.S. Treasury obligations.

(c)                                The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $106,019,893 and the aggregate gross unrealized depreciation is $1,693,376, resulting in net unrealized appreciation of $104,326,517.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006